Northern Lights Fund Trust III

Persimmon Long/Short Fund

Incorporated herein by reference is the definitive version of the supplement for Persimmon Long/Short Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on February 19, 2014, (SEC Accession No. 0000910472-14-000600).